BORROWINGS - Financings associated with failed sale-leaseback transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Loans payable	¥ 27,397,438
Financings associated with failed sale-leaseback transactions
BORROWINGS
Carrying amount of solar project sold	1,050,000	¥ 4,234,000
Cash consideration received on sale of solar project	1,320,000	4,300,000
Loans payable	3,794,069	4,430,048
Current portion of debt	¥ 1,811,610	¥ 1,588,232
Financings associated with failed sale-leaseback transactions | Minimum
BORROWINGS
Lease term	1 year
Financings associated with failed sale-leaseback transactions | Maximum
BORROWINGS
Lease term	6 years